VARIABLE INTEREST ENTITIES ("VIE") - Summary of the Sale and Leaseback Arrangement (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
Sales value	$ 204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	135.1
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	135.1
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	135.1
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	135.1
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sales value	254.6
First repurchase option	168.7
Repurchase obligation at end of lease term	76.4
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
Sales value	203.0
First repurchase option	132.8
Repurchase obligation at end of lease term	87.4
COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
Sales value	187.0
First repurchase option	97.3
Repurchase obligation at end of lease term	50.6
China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
Sales value	1,200.0
First repurchase option	633.2
Repurchase obligation at end of lease term	$ 300.0